Assets Held for Sale and Discontinued Operations - Summary of Loss on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	$ 435	$ 232	$ 193
- inventories, receivables, payables and provisions	10	25	29
Net assets disposed	386	268	175
Reclassification of currency translation effects on disposal	(4)	29	13
Total	382	297	188
Net cash inflow arising on disposal
Less: cash and cash equivalents disposed	(4)	(31)	(7)
Discontinued operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	2,016
- cash and cash equivalents	27
- inventories, receivables, payables and provisions	406
- lease liabilities	(338)
- interest-bearing loans and borrowings	(6)
- deferred tax	(42)
- retirement benefit obligations	(14)
Net assets disposed	2,049
Reclassification of currency translation effects on disposal	5
Total	2,054
Proceeds from disposal (net of disposal costs)	3,525
Profit on disposal from discontinued operations	1,471
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	3,525
Less: cash and cash equivalents disposed	(27)
Total Group net cash inflow arising on disposal	$ 3,498	$ 6	$ 0